As filed with the Securities and Exchange Commission on September 30, 2020
Registration No. 333-238856
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO. ___

POST-EFFECTIVE AMENDMENT NO. _1_

MADISON FUNDS
(Exact Name of Registrant as Specified in Charter)

c/o Madison Asset Management, LLC
550 Science Drive, Madison, Wisconsin 53711
(Address of Principal Executive Offices)

(608) 274-0300
(Registrant's Telephone Number)

Steven J. Fredricks
Chief Legal Officer and Chief Compliance Officer
Madison Asset Management, LLC
550 Science Drive
Madison, Wisconsin 53711
(Name and Address of Agent for Service)

With copies to:
Pamela M. Krill, Esq.
Godfrey & Kahn, S.C.
One East Main Street, Suite 500
Madison, Wisconsin 53703

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

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Explanatory Note

This Post-Effective Amendment No. 1 to the Registration Statement of Madison Funds (“Registrant”) on Form N-14 hereby incorporates by reference Parts A and B of Registrant’s Registration Statement on Form N-14 (File No. 333-238856) filed with the Securities and Exchange Commission on July 9, 2020. The purpose of this Post-Effective Amendment No. 1 is to file as Exhibit 12 hereto the final Opinion and Consent of Godfrey & Kahn, S.C., regarding certain tax matters.

PART C: OTHER INFORMATION

ITEM 15. Indemnification

Madison Funds (the “Registrant”) incorporates herein by reference the response to Item 30 of the Registration Statement filed with the Securities and Exchange Commission (the “SEC”) on May 29, 2020 (to be effective June 1, 2020) with Post-Effective Amendment ("PEA") No. 76.

ITEM 16. Exhibits

1.Charter Documents

(a)Amended and Restated Declaration of Trust of Registrant dated June 1, 2020 (incorporated by reference to Post-Effective Amendment (“PEA”) No. 76 to the Registration Statement of Form N-1A filed on May 29, 2020 (“PEA No. 76”)).

(b)Certificate of Trust (incorporated by reference to PEA No. 23 to the Registration Statement on Form N-1A filed on December 26, 2007).

2.Not applicable.

3.Not applicable.

4.Agreement and Plan of Reorganization and Liquidation (incorporated by reference to the initial filing of this Registration Statement on Form N-14 filed on June 2, 2020 (the “Initial Form N-14”)).

5.Instruments Defining Rights of Security Holders are incorporated by reference to Exhibit 1, above.

6.(a)    Amended and Restated Investment Advisory Agreement between Registrant and Madison Asset Management, LLC (“MAM”) dated June 1, 2020 (incorporated by reference to PEA No. 76).

(b)    Amended and Restated Services Agreement between Registrant and MAM dated June 1, 2020 (incorporated by reference to PEA No. 76).

7.(a)    Amended and Restated Distribution Agreement between Registrant and MFD Distributor, LLC dated February 10, 2017 (incorporated by reference to PEA No. 74 to the Registration Statement on Form N-1A filed on February 27, 2020).

(b)    Form of Dealer Agreement and 22c-2 Addendum, as revised effective June 1, 2020 (incorporated by reference to PEA No. 76).

8.Not applicable.

9.
(a)    Custody Agreement between Registrant and State Street Bank and Trust Company dated January 1, 2013 (incorporated by reference to PEA No. 38 to the Registration Statement on Form N-1A filed on February 28, 2013 (“PEA No. 38”)).

(b)    Letter Amendment to Custody Agreement dated July 31, 2014 (incorporated by reference to PEA No. 54 to the Registration Statement on Form N-1A filed on February 14, 2017 (“PEA No. 54”)).

10.(a)    Amended and Restated Service Plan for Class A Shares dated June 1, 2020 (incorporated by reference to PEA No. 76).

(b)    Amended and Restated Rule 18f-3 Plan dated February 14, 2017 (incorporated by reference to PEA No. 54).

11.Opinion and Consent of Counsel Regarding Legality of Shares to be Issued (incorporated by reference to the Initial Form N-14).

12.Opinion (and Consent) of Counsel on Tax Matters – Filed herewith.

13.Other Material Contracts

(a)Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc. dated January 1, 2013 (incorporated by reference to PEA No. 38).
(b)Amendment to Transfer Agency and Service Agreement dated November 2, 2016 (incorporated by reference to PEA No. 54).
(c)Amendment to Transfer Agency and Service Agreement dated November 3, 2016 (incorporated by reference to PEA No. 54).
(d)Securities Lending Agreement with State Street Bank and Trust Company dated January 12, 2018 (incorporated by reference to PEA No. 70 to the Registration Statement on Form N-1A filed on February 28, 2018).

14.Consent of Deloitte & Touche LLP (incorporated by reference on Form N-14/A filed on July 9, 2020)

15.Not applicable.

16.Powers of Attorney of the Trustees of the Registrant (incorporated by reference to the Initial Form N-14).

17.Additional Exhibits

(a)Form of Proxy Card (incorporated by reference to the Initial Form N-14).

(b)Prospectus and Statement of Additional Information of the Funds, dated June 1, 2020 (incorporated by reference to PEA No. 76).

(c)Annual Report to Shareholders, dated October 31, 2019, only with respect to information about the Madison High Income Fund and the Madison Core Bond Fund (incorporated by reference to the Form N-CSR of the Registrant filed on January 6, 2020).

(d)Semi-Annual Report to Shareholders, dated April 30, 2020, only with respect to information about the Madison Dividend Income Fund and the Madison High Income Fund and the Madison Core Bond Fund (incorporated by reference to the Form N-CSR of the Registrant filed on July 6, 2020).

ITEM 17. Undertakings

1.The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.The undersigned Registrant agrees that every prospectus that is filed under paragraph 1 above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 12 of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 (333-238856) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Madison, and State of Wisconsin on the 30th day of September, 2020.

                                MADISON FUNDS

                                /s/ Patrick F. Ryan
                                By:    Patrick F. Ryan
                                Its:     President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the date(s) indicated.

Signatures	Title	Date

/s/ Patrick F. Ryan	President (Principal Executive Officer)	September 30, 2020
Patrick Ryan

/s/ Greg D. Hoppe	Chief Financial Officer (Principal Financial Officer & Principal Accounting Officer)	September 30, 2020
Greg D. Hoppe

/s/ Paul A. Lefurgey	Trustee	September 30, 2020
Paul A. Lefurgey

*	Trustee	September 30, 2020
James R. Imhoff, Jr.

*	Trustee	September 30, 2020
Steven P. Riege

*	Trustee	September 30, 2020
Richard E. Struthers

*	Trustee	September 30, 2020
Carrie J. Thome

*	Trustee	September 30, 2020
Scott C. Jones
*By: /s/ Steven Fredricks
Steven Fredricks
*Pursuant to Power of Attorney (see Exhibit 16 to this Form N-14 Registration Statement).

INDEX TO EXHIBITS

Exhibit        Caption

12        Opinion (and Consent) of Counsel on Tax Matters